Note 18 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 193,443	$ 183,288	$ 189,534
Interest paid	$ 7,331	$ 83,750	$ 51,898